Income Taxes - Summary of Income Tax (Recovery) Expense (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Deferred income tax recovery (Note 18)	$ (4,567)	$ (1,412)